Income Taxes - 2014 Tax Reform (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Less: Current portion		$ 2,470,249	$ 3,054,790
Non-current portion		1,759,719	3,141,394
2014 Tax Reform
Income Taxes
Aggregate additional income tax liability for the elimination of the tax consolidation regime	$ 6,813,595
Benefit from tax loss carryforwards of Mexican companies in the Group	$ 7,936,044
Tax losses of subsidiaries, net		3,230,248	4,959,130
Less: Current portion		1,470,529	1,817,736
Non-current portion		$ 1,759,719	$ 3,141,394